Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 22, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PARKE BANCORP, INC.
Entity Central Index Key	0001315399
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 28.10
Entity Common Stock, Shares Outstanding		5,383,893
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012